Basis of preparation, significant judgments, and accounting policies	9 Months Ended
Sep. 30, 2024
Basis of preparation, significant judgments, and accounting policies [Abstract]
Basis of preparation, significant judgments, and accounting policies
2.	Basis of preparation, significant judgments, and accounting policies

Basis of preparation

Compliance with IFRS Accounting Standards
The unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2024, have been prepared in accordance with IAS 34 “Interim Financial Reporting”. The unaudited condensed consolidated interim financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the consolidated financial statements for the year ended December 31, 2023, which were prepared in accordance with IFRS Accounting Standards as adopted by the International Accounting Standards Board (“IASB”). These unaudited condensed consolidated interim financial statements are presented in U.S. dollar (“USD” or “$”), which is the Company’s functional currency and the Group’s presentation currency.

The financial information presented in this interim report does not represent full statutory accounts as defined by the Companies Act 2014. The statutory accounts of GH Research PLC for the year ended December 31, 2023, are expected to be filed with the Companies Registration Office by November 26, 2024.

New and amended IFRS standards
There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2024, that are relevant to the Group and that have had any material impact in the interim period. The review of the impact of new standards on the Group’s financial statements which are not yet effective and which have not been early adopted by the Group is ongoing. This includes the recently issued IFRS 18 “Presentation and Disclosure in Financial Statements”. There are no other amendments to standards and interpretations that are not yet effective which have been deemed relevant to the Group.

Going concern basis
GH Research is a clinical-stage biopharmaceutical company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. Research and development expenses have been incurred from the start of the Group’s activities, generating negative cash flows from operating activities since formation.

Since its incorporation, the Group has funded its growth through capital increases. The Group has no bank loans or other debt outstanding, except lease liabilities, as of September 30, 2024. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans.

As of September 30, 2024, the Group’s cash and cash equivalents amounted to $90.1 million (December 31, 2023: $78.4 million). The Group also held marketable securities of $71.3 million and other financial assets of $32.5 million as of September 30, 2024 (December 31, 2023: marketable securities of $88.7 million and other financial assets of $55.6 million). The marketable securities held by the Group are quoted in active markets and are an additional source of liquidity. The board of directors believes that the Group has sufficient financial resources available to cover its planned cash outflows for at least the next twelve months from the date of issuance of these unaudited condensed consolidated interim financial statements. The Group, therefore, continues to adopt the going concern basis in preparing its unaudited condensed consolidated interim financial statements.

Use of estimates and judgments
The preparation of the unaudited condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty are consistent with those that applied in the preparation of the consolidated financial statements for the year ended December 31, 2023.

Accounting policies
The accounting policies, presentation and methods of computation followed in the unaudited condensed consolidated interim financial statements are consistent with those applied in the Group’s most recent annual financial statements and have been applied consistently to all periods presented in the unaudited condensed consolidated interim financial statements.

Current and deferred income tax
The interim income tax expense is calculated based on the Company’s estimate of the weighted average effective annual income tax rate expected for the full year. The current and deferred income tax charge was $nil for the three and nine months ended September 30, 2024 and 2023, which is in line with the Company’s estimate for the full year. No deferred tax assets have been recognized as there is no certainty that sufficient taxable profits will be generated within the required timeframe to be able to utilize these tax loss carry-forwards in full.

Research and development tax credits
As explained in the Group’s consolidated financial statements for the year ended December 31, 2023, research and development tax credits have been claimed and are recognized at their fair value where there is reasonable assurance that the tax credits will be received, and the Group will comply with all conditions attaching to them. Qualifying expenditures largely comprise employment costs for research staff for which an estimate of time spent directly or indirectly supporting the pursuit of research and development activities is made, consumables and outsourced contract research organization costs.

In the three and nine months ended September 30, 2024, an amount of $1.2 million and $2.0 million has been recognized, respectively. A portion of the research and development tax credit claimed remains unrecognized at September 30, 2024, as management has assessed that some uncertainty remains and therefore, reasonable assurance has not been achieved. Reasonable assurance is achieved using internal experience, judgment and assistance from our professional advisors. If the portion of the research and development tax credit which remains unrecognized at September 30, 2024, increased or decreased by 5%, this would not have a material impact on the financial statements.

Segment reporting
Management considers the Group to have only a single segment: Research and Development (“R&D”). This is consistent with the way that information is reported internally within the Group for the purpose of allocating resources and assessing performance.